Transactions and balances with related parties (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 07, 2020	May 31, 2021	May 25, 2021	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021
Transactions and balances with related parties (Details) [Line Items]
Share-based payment expenses				$ 10,925,000
Grant of stock options (in Shares)	440,000
Amount invested		$ 50,000
Warrants per share (in Dollars per share)		$ 6.16
Voting interest				100.00%	100.00%	100.00%	100.00%	100.00%
Cash payments				$ 19,420,000
Payment in equity instruments (in Shares)				1,339,000
Fair value amount				$ 11,682,000,000
Mechanism period				12 months
Fair value at the transaction date				$ 9,551,000
Fair value amount				$ 5,768,000,000
Post-acquisition compensation cost (in Shares)				892,000
Estimated transaction date				$ 7,756,000,000
Share-based compensation				$ 3,286,000
Share options granted (in Shares)			131,000
Granted options to purchase (in Shares)		3,000,000
Exercise price (in Dollars per share)		$ 6
In addition granted options to purchase (in Shares)		1,000,000
Bottom of range [member]
Transactions and balances with related parties (Details) [Line Items]
Mechanism period				12 months
Exercise price range (in Dollars per share)			$ 7.69
Top of range [member]
Transactions and balances with related parties (Details) [Line Items]
Mechanism period				36 months
Exercise price range (in Dollars per share)			$ 9.33
Series A Warrants [Member]
Transactions and balances with related parties (Details) [Line Items]
Warrants percentage	30.00%
Series B Warrants [Member]
Transactions and balances with related parties (Details) [Line Items]
Amount received		$ 27,742,103
DeepCube [Member]
Transactions and balances with related parties (Details) [Line Items]
Voting interest								100.00%
Officer [Member]
Transactions and balances with related parties (Details) [Line Items]
Grant of stock options (in Shares)	1,000,000
Officer and Director [Member]
Transactions and balances with related parties (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.7